Subsequent Events (FY) (Details)	Feb. 28, 2017 $ / shares shares	Sep. 30, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares) | shares		1,000,000,000	1,000,000,000	1,000,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1.6331
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares) | shares	1,000,000,000